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FOMO ETF
FUND SUMMARY: FOMO ETF
Investment Objectives:
The FOMO ETF (the “Fund”) seeks to provide capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses, excluding any brokerage fees, that you may pay if you buy, sell, and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	FOMO ETF FOMO ETF
Management Fees	0.80%
Other Expenses	2.27%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	3.09%
Fee Waiver and/or Expense Reimbursement	(2.17%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.92%
[1]	Acquired Fund Fees and Expenses, which are estimated for the Fund’s current fiscal year, are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Adviser (defined below) has contractually agreed to reduce its fees and to reimburse expenses, at least through July 31, 2023 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the fund’s average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees (the “Board”), on 60 days written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
FOMO ETF | FOMO ETF | USD ($)	94	749	1,430	3,249

PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, may adversely affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 3,711% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES:

The Fund is an actively managed exchange traded fund that will invest primarily in equity securities of U.S., foreign, and emerging market companies of any market capitalization and special purpose acquisition companies (“SPACs”). A SPAC is blank check company that has not yet merged with an operating company or even chosen a merger target. SPACs are formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses. The Fund many invest in SPACs that have yet to complete a business combination transaction or companies that have completed a business combination transaction with a SPAC within the last two years.

The Fund may also invest in equity exchange-traded funds (“ETFs”), fixed income ETFs, volatility and inverse volatility ETFs and ETNs, leveraged and inverse ETFs and ETNs. The Fund invests, on a short-term basis, in inverse and leveraged ETFs that seek to provide the inverse performance of stock indices, treasury bonds, and volatility ETFs.

The Fund will invest in fixed income ETFs that primarily invest in domestic and foreign fixed income securities of any credit rating maturity and duration. Such fixed income securities will include high yield bonds (commonly known as “junk bonds”). The Fund considers high yield bonds to be those that are rated lower than Baa3 by Moody’s Investors Service or lower than BBB- by Standard & Poor’s rating group. High yield bonds have a higher expected rate of default than investment grade bonds.

The Fund’s name is an abbreviation for the “Fear of Missing Out”. The Fear of Missing Out (“FOMO”) is commonly defined as a social anxiety stemming from the belief that others might be enjoying something while the person suffering anxiety misses out. The Fund’s strategy is related to the FOMO because it allows investors to invest in areas of the market that are currently in favor by retail and individual investors; thus, avoiding FOMO.

The Adviser follows a proprietary tactical model in managing the Fund’s assets. The Adviser’s model evaluates market trends in various asset classes across different time frames. In managing the Fund’s portfolio, the Adviser will engage in frequent trading, resulting in a high portfolio turnover rate.

The Adviser uses multiple investment models that combine market trend and counter trend following, and market analysis across asset classes to determine when to buy, sell, or hold equity securities. The Adviser uses trend following models to track and purchase securities that are perceived as increasing in value and to avoid securities that are perceived to be decreasing in value. The Adviser uses counter trend models to track and purchase securities that have been increasing in value, but are currently perceived to be oversold. Furthermore, the Adviser may use intermarket analysis to look for divergences between asset classes that tend to either move together or move apart.

Because of the tactical nature of the Adviser’s strategy, the Fund may engage in frequent trading of its portfolio which will result in a higher portfolio turnover rate.

PRINCIPAL RISKS:

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

●	Authorized Participant Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for securities or instruments that have lower trading volumes.

●	Emerging Markets Risk: Investing in emerging markets involves not only the risks described below with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, limited availability and reliability of information material to an investment decision, and exposure to political systems that can be expected to have less stability than those of developed countries. The market for the securities of issuers in emerging market typically is small, and a low or nonexistent trading volume in those securities may result in a lack of liquidity and price volatility.

●	ETF Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. ETF shares may trade at a discount to or a premium above net asset value if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Index-tracking ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or index. Each ETF is subject to specific risks, depending on its investments.

●	Inverse ETF Risk: Inverse ETFs seek to provide the inverse daily return of a particular index or group of securities. Over time, the Inverse ETF’s returns may differ dramatically from the returns of the underlying index or group of securities. Longer holding periods and market volatility will exacerbate the differences in the Inverse ETF’s returns compared to those of the index or group of securities. It is possible that an Inverse ETF may decline in value even when the value of the index or group of securities falls.

●	Leveraged ETF Risk: Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

●	ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:

●	The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

●	ETN Risk: ETNs are unsecured contractual obligations issue by a bank or broker-dealer. Accordingly, ETNs are subject to the risk that the issuer bank or broker dealer will not fulfill its obligations, potentially resulting in losses to the Fund. When a Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN. Because fees reduce the amount of return at maturity or upon redemption, if the value of the underlying indicator decreases or does not increase significantly, a Fund may receive less than the principal amount of its investment at maturity or upon redemption. In addition, the value of an ETN also may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying indicator, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the underlying indicator. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form. There may be restrictions on a Fund’s right to redeem its investment in an ETN, which are generally meant to be held until maturity. A decision by a Fund to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.

●	Fixed Income Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

●	Foreign Securities Risk: Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

●	High Yield Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Large Capitalization Stock Risk: Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities market.

●	Management Risk: The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment model. The models used by the Adviser to determine or guide investment decisions may not achieve the objectives of the Fund. The Adviser’s assessment of the attractiveness and potential appreciation of particular investments or markets in which the Fund invests may prove to be incorrect and there is no guarantee that Adviser’s investment strategy will produce the desired results, causing losses for the Fund.

●	Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

●	Portfolio Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

●	Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

●	SPAC Risk: The Fund invests in companies that have completed a business combination transaction with a SPAC as well as SPACs that have not yet completed a business combination transaction. SPACs are companies may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. In addition, SPAC-derived companies may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in a SPAC-derived company are typically a small percentage of the market capitalization. The ownership of many SPAC-derived companies often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following a business combination transaction when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling (866) 904-0406 and may also be available at fomoetf.com.